Risks and Uncertainties (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Schedule of Customer Concentration Risk

For the years ended June 30, 2025, 2024 and 2023, customers accounting for 10% or more of total revenues are as follows:

	2025		2024		2023
Customer		%		%		%
A	$5,163,870	20.4	-	-	-	-
B	-	-	$7,257,128	18.8	$6,334,447	13.9
	2025		2024
Customer		%		%
A	$1,751,895	30.8	1,155,901	15.6
B	-	-	813,403	10.9
C	684,830	12.0	818,835	11.0
D	587,190	10.3	-	-

For the years ended June 30, 2025, 2024 and 2023, the suppliers which accounted for 10% or more of total purchases are as follows:

	2025		2024		2023
Supplier		%		%		%
A	-	-	$2,963,186	19.7	$4,390,127	21.5
B	-	-	2,009,756	13.3	2,070,918	10.1